STOCKHOLDERS' EQUITY (Details) - $ / shares	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019	Jun. 26, 2019	Jun. 07, 2019
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued		0	0	0
Preferred Stock, Shares Outstanding		0	0	0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	66,673,530	66,563,478	66,619,951	66,619,951
Class of Warrant or Right Warrants Expiration Period				5 years
Class of Warrant or Right Warrants Redemption Price		$ 0.01		$ 0.01
Share Price		$ 18.00	$ 18.00	$ 18.00
Sponsor [Member]
Equity Method Investment, Ownership Percentage		20.00%	20.00%	20.00%
Class A Common Stock [Member]
Common Stock, Shares Authorized		200,000,000	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		2,436,522	2,380,049	2,380,049
Common Stock, Shares, Outstanding		2,436,522	2,380,049	2,380,049
Common Stock, Redemption Shares		66,563,478	66,619,951	66,619,951
Share Price		$ 12.00	$ 12.00	$ 12.00
Class B Common Stock [Member]
Common Stock, Shares Authorized		20,000,000	20,000,000	20,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		17,250,000	17,250,000	17,250,000
Common Stock, Shares, Outstanding		17,250,000	17,250,000	17,250,000	17,250,000	11,500,000